FEDERATED INTERMEDIATE MUNICIPAL TRUST
(A portfolio of Intermediate Municipal Trust)

Class Y Shares
Supplement to Prospectus dated July 31, 2005.

Effective April 28, 2006.

I. Please replace the last two paragraphs under the section entitled "What Do Shares Cost?" with the following:

       The required minimum initial investment for Fund Shares is $100,000. There is no required minimum subsequent investment amount.
       An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.




                                                                  April 12, 2006



Federated Securities Corp., Distributor

Cusip 458810603

34646 (4/06)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
(A portfolio of Intermediate Municipal Trust)

Institutional Shares
-------------------------------------------------------------------------------
Supplement to Prospectus dated July 31, 2005.

Effective April 28, 2006.

I. Please replace the last two paragraphs under the section entitled "What Do Shares Cost?" with the following:

       The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.
       An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

II. Please replace the first paragraph under the section entitled "How is the Fund Sold?" with the following:

       The Fund offers two Share classes: Institutional Shares and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. The Fund also offers, by separate prospectus, an additional class of Shares which may be preferable for investors purchasing $100,000 or more. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


Federated Securities Corp., Distributor

Cusip 458810108

34648 (4/06)

                                                      April 12, 2006